UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Sigma Investment Management Company
Address: 	121 SW Morrison Street
		Suite 800

		Portland, OR 97204



13F File Number:  28-14865

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      	Jim Van Horn
Title:     	COO/CCO
Phone:     	(503) 419-3938

Signature, Place, and Date of Signing:

     /s/	Jim Van Horn	Portland, OR	May 15, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $122,531 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Costco Wholesale               COM              22160k105      318     3497 SH       SOLE                     3497
Intel Corp                     COM              458140100      365    12983 SH       SOLE                    12983
International Business Machine COM              459200101       36      171 SH       SOLE                      171
                                                               265     1270 SH       OTHER                                      1270
US Bancorp Del New             COM              902973304      320    10111 SH       SOLE                    10111
                                                                33     1037 SH       OTHER                                      1037
SPDR Select Sector-Consumer St ETF              81369y308     4622   135634 SH       SOLE                   132074              3560
SPDRs                          ETF              78462F103      297     2109 SH       SOLE                     2109
Schwab U.S. Broad Market ETF   ETF              808524102      318     9367 SH       SOLE                     9367
Vanguard Dividend Appreciation ETF              921908844      992    16935 SH       SOLE                    16935
Vanguard Large Cap ETF         ETF              922908637      504     7819 SH       SOLE                     7819
iRussell 1000 Index            ETF              464287622    29183   374336 SH       SOLE                   370999              3337
iRussell 3000 Index            ETF              464287689      442     5305 SH       SOLE                     5305
iShares Kld 400 Social Index   ETF              464288570      462     8893 SH       SOLE                     8893
iShares S&P 500                ETF              464287200     4806    34032 SH       SOLE                    33692               340
Jm Smucker Co New              COM              832696405     1474    18118 SH       SOLE                    18118
Keycorp - New                  COM              493267108      108    12652 SH       SOLE                    12652
Midcap SPDRs                   ETF              78467Y107      202     1119 SH       SOLE                     1119
iRussell 2000 Growth           ETF              464287648    21268   222985 SH       SOLE                   220426              2559
Vanguard Ftse All World Ex-Us  ETF              922042775     1736    39260 SH       SOLE                    39260
Vanguard Total World Stock Ind ETF              922042742     1353    28028 SH       SOLE                    28028
iShares MSCI ACWI Index        ETF              464288257     3064    64919 SH       SOLE                    64035               884
iShares MSCI EMU Index         ETF              464286608     8444   267626 SH       SOLE                   264700              2926
iShares Tr MSCI Eafe Index Fd  ETF              464287465    10317   187959 SH       SOLE                   186251              1708
                                                                10      180 SH       OTHER                                       180
SPDR Barclays 1-3 Month T-Bill ETF              78464A680      250     5462 SH       SOLE                     5462
SPDR Series Trust Nuvn Brcly M ETF              78464A458      764    32067 SH       SOLE                    32067
iShares S&P National Muni Bond ETF              464288414     9580    87565 SH       SOLE                    87565
iShares Lehman 1-3 Tsy         ETF              464287457      308     3654 SH       SOLE                     3654
SPDR Series Trust Brclys Intl  ETF              78464a516      615    10258 SH       SOLE                    10258
SPDR Series Trust Streettracks ETF              78464a656      228     3902 SH       SOLE                     3902
iShares Barclays Aggregate Bon ETF              464287226    19847   180670 SH       SOLE                   177562              3108